Organization And Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Group's Major Subsidiaries

Dingdong (Cayman) Limited (the “Company”) was incorporated in the Cayman Islands in October 2018 by Mr. Liang Changlin, (the “Founder”) and Chief Executive Officer (“CEO”) of the Company. The Company, through its consolidated subsidiaries (collectively, the “Group”), operates fresh grocery e-commerce business that offers primarily fresh groceries, prepared food and other food products directly delivered to users and households in the People’s Republic of China (the “PRC”).

As of December 31, 2023, the Group’s major subsidiaries are as follows:

Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Dingdong Fresh Holding Limited (“Dingdong Fresh BVI”)	100%	October 30, 2018	British Virgin Islands (“BVI”)	Investment holding
Dingdong Fresh (Hong Kong) Limited (“Dingdong HK”)	100%	January 4, 2019	Hong Kong	Investment holding
Baqianlilu (Wuxi) Network Technology Co., Ltd.	100%	May 9, 2020	PRC	E-commerce
Shanghai 100me Internet Technology Co., Ltd. (“Shanghai 100me”)	100%	March 26, 2014	PRC	E-commerce
Yihengyishu (Shanghai) E-Commerce Co., Ltd.	100%	April 12, 2017	PRC	E-commerce
Chizhiyiheng (Shanghai) E-commerce Co., Ltd.(“Chizhiyiheng Shanghai”)	100%	July 18, 2018	PRC	E-commerce
Shilaiyunzhuan (Hangzhou) E-commerce Co., Ltd.	100%	January 4, 2019	PRC	E-commerce
Shishishun (Shenzhen) E-commerce Co., Ltd.	100%	July 12, 2019	PRC	E-commerce
Shishishun (Jiangsu) E-Commerce Co., Ltd.	100%	September 18, 2019	PRC	E-commerce
Chao Lizhi (Jiangsu) E-Commerce Co., Ltd.	100%	November 14, 2019	PRC	E-commerce
Beijing Bujiangjiu E-Commerce Co., Ltd.	100%	February 28, 2020	PRC	E-commerce
Shanghai Yushengbaigu Food Co., Ltd.	91.67%	October 21, 2020	PRC	Production of private label products
Chizhiyiheng (Nanjing) Supply Chain Co., Ltd.	100.0%	August 30, 2021	PRC	E-commerce